Non-controlling interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 42,566	$ 55,488
2degrees
Noncontrolling Interest [Line Items]
Non-controlling interest	39,903	39,223
Nueva Tel
Noncontrolling Interest [Line Items]
Non-controlling interest	39,744	45,122
Trilogy LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	(36,288)	(28,159)
Salamanca Solutions International LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	$ (793)	$ (698)